Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 23, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
Poplar Forest Partners Fund | Poplar Forest Partners Fund | Class A
Risk/Return:
Trading Symbol	PFPFX
Poplar Forest Partners Fund | Poplar Forest Partners Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFPX